SCHEDULE OF FAIR VALUE OF STOCK OPTION ASSUMPTIONS (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Sep. 30, 2022
Equity Incentive Plan
Risk-free interest rate				1.55%	1.55%
Exercise price				$ 20.70	$ 20.70
Expected life	10 years	5 years	3 years	5 years	5 years
Expected volatility	35.13%			44.12%	44.12%
Expected dividends